Document and Entity Information	0 Months Ended
Oct. 31, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2013
Registrant Name	OLD WESTBURY FUNDS INC
Central Index Key	0000909994
Amendment Flag	false
Document Creation Date	Mar. 05, 2014
Document Effective Date	Mar. 01, 2014
Prospectus Date	Mar. 01, 2014